FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
INSTITUTIONAL SERVICE SHARES

A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST

--------------------------------------------------------------------------------
Supplement to Prospectus dated September 30, 2007

1. Please delete the section entitled "What Are the Fund's Fees and Expenses?" in its entirety and replace with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold
Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reductions)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2) 0.40% Distribution (12b-1) Fee(3) 0.05% Other Expenses(4)
0.45% Total Annual Fund Operating Expenses(5) 0.90% 1 The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts.
Additionally, the distributor and shareholder services provider expect not to charge certain amounts. These are shown below along with the net expenses the
Fund expects to pay for the fiscal year ending July 31, 2008.
   Total Anticipated Waivers and Reductions of Fund Expenses                     0.55%
   Total Anticipated Annual Fund Operating Expenses (after anticipated waivers   0.35%
   and reductions)(6)
2  The Adviser expects to voluntarily waive a portion of the management fee. The
   Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the voluntary waiver) was 0.04% for the fiscal year ended July 31, 2007.
3  The Fund's Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July
   31, 2008. The Fund's Institutional Service Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended July 31, 2007. On
   November 15, 2007, the Fund's Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the
   Fund's Institutional Service Shares from 0.25% to 0.05% effective March 31,
   2008. The fee table represents the fees that would have been in place had this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008.
4  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to
   Financial Intermediaries" herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this anticipated voluntary waiver at any time. Additionally, the shareholder services provider expects not to charge, and therefore the Fund's Institutional Service Shares will not accrue, a portion of its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Institutional Service
   Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.29% for the fiscal year ending July 31, 2008. Total other expenses paid by the Fund's Institutional Service Shares (after the voluntary waiver and reduction) were 0.31% for the fiscal year ended July 31, 2007.
5  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding
   Acquired Fund Fees and Expenses) paid by the Fund's Institutional Service
   Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%
   for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.
6  The Total Actual Annual Fund Operating Expenses for the Fund's Institutional
   Service Shares (after voluntary waivers and reduction) were 0.35% for the fiscal year ended July 31, 2007.


--------------------------------------------------------------------------------

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before anticipated waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year                                 $92
3 Years                                $287
5 Years                                $498
10 Years                               $1,108

--------------------------------------------------------------------------------

2. Under the section entitled "Payments to Financial Intermediaries," please delete the subsection entitled "Rule 12B-1 Fees" in its entirety and replace with the following:

RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% of average net assets to the Distributor for the sale, distribution, administration, and customer servicing of the Fund's Institutional Service Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information," in its entirety and replace with the following:

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND- INSTITUTIONAL SERVICE SHARES


ANNUAL EXPENSE RATIO: 0.90%
MAXIMUM FRONT-END SALES CHARGE: NONE
                        Hypothetical       Hypothetical       Investment                       Hypothetical
                           Beginning        Performance            After      Hypothetical           Ending
Year                      Investment           Earnings          Returns          Expenses       Investment
1                         $10,000.00            $500.00       $10,500.00            $91.85       $10,410.00
2                         $10,410.00            $520.50       $10,930.50            $95.61       $10,836.81
3                         $10,836.81            $541.84       $11,378.65            $99.53       $11,281.12
4                         $11,281.12            $564.06       $11,845.18           $103.61       $11,743.65
5                         $11,743.65            $587.18       $12,330.83           $107.86       $12,225.14
6                         $12,225.14            $611.26       $12,836.40           $112.28       $12,726.37
7                         $12,726.37            $636.32       $13,362.69           $116.89       $13,248.15
8                         $13,248.15            $662.41       $13,910.56           $121.68       $13,791.32
9                         $13,791.32            $689.57       $14,480.89           $126.67       $14,356.76
10                        $14,356.76            $717.84       $15,074.60           $131.86       $14,945.39
Cumulative                                    $6,030.98                          $1,107.84

--------------------------------------------------------------------------------


Cusip    31420B805



   .........
38233 (3/08)

                                               March 24, 2008






FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
INSTITUTIONAL SHARES

A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST

--------------------------------------------------------------------------------
Supplement to Prospectus dated September 30, 2007

1. Please delete the section entitled "What Are the Fund's Fees and Expenses?" in its entirety and replace with the following:

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Anticipated Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2) 0.40% Distribution (12b-1) Fee None Other Expenses(3) 0.20%
Total Annual Fund Operating Expenses(4) 0.60% 1 The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending
July 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2008.
   Total Anticipated Waivers of Fund Expenses                                    0.35%
   Total Anticipated Annual Fund Operating Expenses (after anticipated           0.25%
   waivers)(5)
2  The Adviser expects to voluntarily waive a portion of the management fee. The
   Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending July 31, 2008. The management fee paid by the Fund (after the voluntary waiver) was 0.04% for the fiscal year ended July 31, 2007.
3  Includes an account administration fee which is used to compensate intermediaries for account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries"
   herein. On November 15, 2007, the Fund's Board of Trustees approved an amendment to the shareholder services agreement reducing the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to zero effective March 31, 2008. The fee table represents the fees that would have been in place had this change occurred on August 1, 2007, the first day of the fiscal year ending July 31, 2008. Additionally, the administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this anticipated voluntary waiver at any time. Total other expenses paid by the Fund's Institutional Shares (after the anticipated voluntary waiver) are expected to be 0.19% for the fiscal year ending July 31, 2008. Total other expenses paid by the Fund's Institutional Shares (after the voluntary waiver and reduction) were 0.21% for the fiscal year ended July 31, 2007.
4  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding
   Acquired Fund Fees and Expenses) paid by the Fund's Institutional Shares
   (after the voluntary waivers and reimbursements) will not exceed 0.25% for the fiscal year ending July 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after September 30, 2008.
5  The Total Actual Annual Fund Operating Expenses for the Fund's Institutional
   Shares (after voluntary waivers and reduction) were 0.25% for the fiscal year ended July 31, 2007.


--------------------------------------------------------------------------------

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year                                 $61
3 Years                                $192
5 Years                                $335
10 Years                               $750

--------------------------------------------------------------------------------

2. On page 15 under "Payments to Financial Intermediaries," please delete the paragraph entitled "Service Fees" in its entirety.


3. Please delete the section entitled "Appendix A: Hypothetical Investment and Expense Information," in its entirety and replace with the following:

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED GOVERNMENT ULTRASHORT DURATION FUND: INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.60%
MAXIMUM FRONT-END SALES CHARGE: NONE

                        Hypothetical       Hypothetical       Investment                       Hypothetical
                           Beginning        Performance            After      Hypothetical           Ending
Year                      Investment           Earnings          Returns          Expenses       Investment
1                         $10,000.00            $500.00       $10,500.00            $61.32       $10,440.00
2                         $10,440.00            $522.00       $10,962.00            $64.02       $10,899.36
3                         $10,899.36            $544.97       $11,444.33            $66.83       $11,378.93
4                         $11,378.93            $568.95       $11,947.88            $69.78       $11,879.60
5                         $11,879.60            $593.98       $12,473.58            $72.85       $12,402.30
6                         $12,402.30            $620.12       $13,022.42            $76.05       $12,948.00
7                         $12,948.00            $647.40       $13,595.40            $79.40       $13,517.71
8                         $13,517.71            $675.89       $14,193.60            $82.89       $14,112.49
9                         $14,112.49            $705.62       $14,818.11            $86.54       $14,733.44
10                        $14,733.44            $736.67       $15,470.11            $90.35       $15,381.71
Cumulative                                    $6,115.60                            $750.03

--------------------------------------------------------------------------------


Cusip    31420B888

   .........
38174 (3/08)

                                                March 24, 2008